Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2017
Basis of Preparation [Abstract]
Impacts on financial assets from initial application of IFRS9

Based on the result of the detailed assessment to date, the expected impacts on the Company’s financial assets (excluding derivative instruments) on the date of initial application (January 1, 2018) are as follows:

Classification based on IAS 39	Classification based on IFRS 9		Amount based on IAS 39	Amount based on IFRS 9
			In millions of won
Financial assets at FVTPL	FVTPL	￦	111,512	111,512
Loans and receivables	Amortized cost		15,203,663	14,412,339
Loans and receivables	FVTPL		—	791,324
Available-for-sale financial assets	FVOCI		699,833	476,941
Available-for-sale financial assets	FVTPL		—	222,892
Held-to-maturity investments	Amortized cost		3,144	3,144

Total financial assets (excluding derivative instruments)		￦	16,018,152	16,018,152

Measurement of loss allowances under IFRS9

Under IFRS 9, impairment losses are likely to be recognized earlier than using the incurred loss model under the existing guidance in IAS 39 as loss allowances will be measured on either of the 12-month or lifetime ECL based on the extent of increase in credit risk since inception as shown in the below table.

Classification		Loss allowances
Stage 1	Credit risk has not increased significantly since the initial recognition	12-month ECL:	ECLs that resulted from possible default events within the 12 months after the reporting date

Stage 2	Credit risk has increased significantly since the initial recognition	Lifetime ECL:	ECL that resulted from all possible default events over the expected life of a financial instrument

Stage 3	Credit-impaire

Impacts on loss allowances of financial assets from initial application of IFRS9

Under adoption of IFRS 9, the Company plans to elect to measure the loss allowance at an amount equal to lifetime expected credit losses for trade receivables, contract assets and lease receivables that include a significant financing component. Based on the result of the detailed assessment to date, the expected impacts on the Company’s loss allowances on the date of initial application (January 1, 2018) are as follows:

Type		Amount based on IAS 39 (A)	Amount based on IFRS 9 (B)	Increase (decrease) (B-A)
		In millions of won
Trade and other receivables	￦	251,591	258,360	6,769
Other financial assets		8,948	8,948	—

Total	￦	260,539	267,308	6,769